UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2013 – August 31, 2013

Item 1.  Schedule of Investments.

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations – 41.9%
$18,968	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$18,754
1,000,000	Access Group, Inc., Series 2004-1A5 (b)	0.00	12/27/32	890,650
366,000	Access Group, Inc., Series 2002-A A2 (b)(c)	1.78	09/25/37	332,145
291,255	Access Group, Inc., Series 2001 2A1 (b)	0.62	05/25/29	261,811
40,277	Access Group, Inc., Series 2007-1 A2 (b)	0.30	04/25/17	39,816
144,967	Accredited Mortgage Loan Trust, Series 2003-2 A3 (b)	0.92	10/25/33	121,903
143,146	American Home Mortgage Investment Trust, Series 2004-3 1A (b)	0.92	10/25/34	141,863
12,066	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R11 A2 (b)	0.55	11/25/34	11,924
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.76	07/25/32	11,531
537,944	Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-2 A5 (a)	7.30	02/25/28	537,855
290,738	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W9 A2 (b)	0.82	06/26/34	264,978
61,039	Argent Securities, Inc., Series 2003-W7 M2 (b)	2.81	03/25/34	55,292
200,000	Banc of America Commercial Mortgage Trust, Series 2007-3 A3 (b)	5.80	06/10/49	200,735
264,045	Banc of America Funding Trust, Series 2005-6 2A9	5.50	10/25/35	262,806
59,696	Banc of America Funding Trust, Series 2009-R6 3A1 (b)(d)	2.32	01/26/37	59,661
145,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	146,662
51,341	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1 A4 (b)	5.35	11/10/42	52,695
77,877	Banc of America Mortgage Securities, Inc., Series 2004-K 4A1 (b)	5.51	12/25/34	75,841
552,770	BCAP, LLC Trust, Series 2009-RR10 10A1 (d)	6.00	01/26/38	565,802
8,341	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.84	10/25/32	7,811
406,928	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1 A (b)	0.92	01/25/34	388,382
12,892	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5 A2 (a)	5.50	10/25/33	13,525
229,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2003-T12 B (b)	4.52	08/13/39	230,186
164,854	Bear Stearns Mortgage Securities, Inc., Series 1997-6 1A (b)	6.40	03/25/31	174,652
66,094	Bush Truck Leasing, LLC, Series 2011-AA C (d)	5.00	09/25/18	65,801
46,284	Centex Home Equity Loan Trust, Series 2003-A AF4 (a)	4.25	12/25/31	46,503
812,995	Chase Mortgage Finance Trust, Series 2003-S11 3A1	5.50	10/25/33	843,846
53,911	CHL Mortgage Pass-Through Trust, Series 2004-J1 1A1	4.50	01/25/19	55,040
79,628	CHL Mortgage Pass-Through Trust, Series 2005-J4 A3	5.50	11/25/35	79,462
140,000	Citigroup Commercial Mortgage Trust, Series 2004-C2 H (b)(d)	5.87	10/15/41	121,683
23,235	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4 A (b)(d)	0.59	12/25/33	23,165
279,267	Contimortgage Home Equity Loan Trust, Series 1997-1 M1 (b)	7.42	03/15/28	283,269
22,966	Countrywide Alternative Loan Trust, Series 2005-54CB 1A7	5.50	11/25/35	23,315

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
$75,064	Countrywide Alternative Loan Trust, Series 2005-64CB 1A7	5.50%	12/25/35	$76,718
115,408	Countrywide Home Equity Loan Trust, Series 2006-HW 2A1B (b)	0.33	11/15/36	92,463
360,673	CPS Auto Receivables Trust, Series 2011-A A (d)	2.82	04/16/18	364,071
81,695	Credit Suisse Commercial Mortgage Trust, Series 2006-C2 A2 (b)	5.86	03/15/39	82,444
9,002	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1 F (b)(d)	7.50	06/20/29	9,090
176,808	CSAB Mortgage-Backed Trust, Series 2006-1 A2 (a)	5.74	06/25/36	177,516
550,685	Educational Services of America, Inc., Series 2013-1 A (b)(d)	0.75	02/26/29	550,635
360,333	Equity One Mortgage Pass-Through Trust, Series 2004-2 AV2 (b)	0.43	07/25/34	273,483
36,000	FREMF Mortgage Trust, Series 2012-K706 C (b)(d)	4.16	11/25/44	33,873
468,502	GMACM Home Equity Loan Trust, Series 2001-HE2 IA1 (b)	0.62	12/25/26	395,365
19,551	Greenwich Capital Commercial Mortgage Trust, Series 2003-C2 A4	4.92	01/05/36	19,599
328,896	Greenwich Capital Commercial Mortgage Trust, Series 2004-GG1 A7 (b)	5.32	06/10/36	332,633
74,911	GSMPS Mortgage Loan Trust, Series 2005-RP1 1A2 (d)	7.50	01/25/35	78,173
25,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2 2A4 (b)	0.47	01/25/36	23,457
545,229	Impac CMB Trust, Series 2002-9F A1 (a)	5.22	12/25/32	555,111
44,326	Impac Secured Assets CMN Owner Trust, Series 2002-3 M2 (b)	5.36	08/25/32	49,257
483,489	Irwin Home Equity Loan Trust, Series 2005-1 M1 (a)	5.42	06/25/35	485,835
35,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 AM (b)	5.41	12/15/44	37,854
1,775	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3 A3	4.96	08/15/42	1,773
70,354	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 A2	5.13	05/15/47	71,678
215,758	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 A2S2 (d)	5.19	05/15/47	216,393
344,702	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18 A3	5.45	06/12/47	351,709
144,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7 A3 (b)	5.62	11/15/30	150,589
1,477,557	MASTR Asset Securitization Trust. Series 2004-8 3A1	5.25	08/25/19	1,526,677
186,015	Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1999-TBC3 A2 (b)	2.61	10/20/29	184,450
1,128,922	Merrill Lynch Mortgage Investors Trust, Series 2006-WMC1 A2C (b)	0.38	01/25/37	1,075,857
261,329	Merrill Lynch Mortgage Trust, Series 2003-KEY1 A4 (b)	5.24	11/12/35	261,410
500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 B (b)(d)	6.09	06/12/46	454,243
80,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3 A3 (b)	5.39	07/12/46	79,835
150,000	ML-CFC Commercial Mortgage Trust, Series 2007-7 AMFL (b)(d)	0.42	06/12/50	122,474
55,587	Morgan Stanley Capital I Trust, Series 2004-HQ4 A7	4.97	04/14/40	56,955

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
$57,940	Morgan Stanley Capital I Trust, Series 2004-T13 A4	4.66%	09/13/45	$58,145
22,028	Morgan Stanley Capital I Trust, Series 2006-T23 A2 (b)	5.92	08/12/41	22,057
93,092	Morgan Stanley Capital I Trust, Series 2007-HQ12 A2FL (b)	0.43	04/12/49	87,907
638,677	Morgan Stanley Dean Witter Capital I Trust, Series 2002-TOP7 H (d)	6.00	01/15/39	653,664
529,228	Morgan Stanley Re-remic Trust, Series 2011-KEYA A1 (d)	4.25	12/19/40	529,463
851,000	Nationstar Mortgage Advance Receivables Trust, Series 2013-T1A A1 (d)	1.08	06/20/44	850,431
213,447	Nelnet Student Loan Trust, Series 2005-2 A4 (b)	0.35	12/23/19	212,347
145,000	Nelnet Student Loan Trust, Series 2008-2 A4 (b)	1.97	06/26/34	151,278
425,000	Panhandle-Plains Student Finance Corp. (b)(c)	1.69	12/01/31	423,141
503,234	RALI Trust, Series 2002-QS15 CB	6.00	10/25/32	515,120
1,337,223	RASC Trust, Series 2005-AHL3 A2 (b)	0.42	11/25/35	1,296,995
771,487	RASC Trust, Series 2007-KS2 AI2 (b)	0.30	02/25/37	742,373
23,845	Saxon Asset Securities Trust, Series 2002-3 M1 (b)	1.31	12/25/32	21,763
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.72	03/25/35	20,828
85,804	SLM Private Education Loan Trust, Series 2012-C A1 (b)(d)	1.28	08/15/23	86,101
175,283	SLM Private Education Loan Trust, Series 2012-E A1 (b)(d)	0.93	10/16/23	175,044
489,711	SLM Private Education Loan Trust, Series 2013-A A1 (b)(d)	0.78	08/15/22	487,238
45,000	SLM Student Loan Trust, Series 2008-3 A3 (b)	1.27	10/25/21	45,683
260,808	South Carolina Student Loan Corp. (b)	0.69	01/25/41	257,078
194,881	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS A4 (b)	0.83	03/25/35	185,356
769,032	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS 1A3 (a)	5.00	03/25/35	773,994
139,585	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1 A (b)	0.76	01/25/33	130,892
215,246	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-S2 M1A (b)	1.16	12/25/33	200,321
645,737	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-S2 M1F (a)	5.37	12/25/33	648,456
27,952	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, Series 2002-RM1 A (b)(c)(d)	0.83	10/25/37	26,135
21,457	UCFC Home Equity Loan Trust, Series 1998-D MF1	6.91	04/15/30	21,674
133,125	U.S. Education Loan Trust IV, LLC, Series 2007-1A 1A3 (b)(d)	0.66	09/01/22	133,202
287,242	Vanderbilt Mortgage Finance, Series 2001-A A4 (b)	7.24	06/07/28	294,266
8,636	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.41	10/15/44	9,216
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22 AJ	5.56	12/15/44	148,501
104,689	Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8 A1 (b)(d)	0.26	06/15/20	104,171
31,689	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.20	02/27/34	32,138
482,840	Wells Fargo Mortgage Backed Securities Trust, Series 2004-C A1 (b)	5.01	04/25/34	488,239
500,976	Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD 1A1 (b)	2.62	01/25/35	495,619
Total Asset Backed Obligations (Cost $24,487,290)	24,929,820

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds – 0.0%
$4,000	Norfolk Southern Corp. (Cost $4,115)	5.26%	09/17/14	$4,185

Municipal Bonds - 13.2%
Alaska - 0.3%
185,000	Alaska Housing Finance Corp.	5.20	06/01/33	185,405

Florida - 0.8%
525,000	Capital Trust Agency, Inc.	3.75	12/01/26	474,264
10,000	Lee Memorial Health System	7.28	04/01/27	11,173
				485,437
Georgia - 0.4%
225,000	Georgia Housing & Finance Authority	4.25	12/01/24	230,632

Indiana - 0.3%
145,000	Indiana Housing & Community Development Authority	4.55	07/01/27	147,291

Kentucky - 1.6%
985,000	Kentucky Housing Corp.	3.00	11/01/41	968,501

Maryland - 0.2%
150,000	Maryland Community Development Administration	4.00	09/01/25	143,511

Massachusetts - 0.8%
450,000	Massachusetts Housing Finance Agency	4.78	12/01/20	466,848

Minnesota - 0.8%
492,399	Minnesota Housing Finance Agency	2.35	03/01/43	479,616

New Hampshire - 0.9%
545,000	New Hampshire Housing Finance Authority	3.75	07/01/34	542,182

New Jersey - 1.5%
350,000	New Jersey Housing & Mortgage Finance Agency	1.96	11/01/18	336,137
585,000	New Jersey Housing & Mortgage Finance Agency	3.61	11/01/24	534,298
				870,435

North Carolina - 0.5%
268,000	North Carolina Housing Finance Agency	5.25	07/01/38	278,208

Ohio - 0.4%
75,000	Columbus Regional Airport Authority	4.00	10/20/14	75,598
75,000	Ohio Housing Finance Agency	6.00	09/01/35	75,504
55,000	Ohio Housing Finance Agency	5.32	09/01/38	55,345
				206,447
Oregon - 0.8%
310,000	State of Oregon Housing & Community Services Department	4.55	01/01/24	316,470
185,000	State of Oregon Housing & Community Services Department	5.00	01/01/42	186,432
				502,902
Pennsylvania - 1.1%
250,000	Pennsylvania Housing Finance Agency	3.10	04/01/23	226,900
250,000	Pennsylvania Housing Finance Agency	3.10	10/01/23	226,065
225,000	Pennsylvania Housing Finance Agency	4.75	10/01/25	227,833
				680,798
Rhode Island - 1.5%
335,000	Rhode Island Housing & Mortgage Finance Corp.	2.44	04/01/20	318,652
510,000	Rhode Island Housing & Mortgage Finance Corp.	2.54	10/01/20	481,363
110,000	Rhode Island Housing & Mortgage Finance Corp.	3.50	10/01/24	103,263
				903,278
Tennessee - 0.4%
225,000	Tennessee Housing Development Agency	2.95	01/01/17	227,844

Texas - 0.7%
386,112	Bexar County Housing Finance Corp.	5.38	10/01/39	387,823

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2013 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Wisconsin - 0.2%
$100,000	Wisconsin Housing & Economic Development Authority	3.45%	04/01/20	$101,588
Total Municipal Bonds (Cost $8,249,275)	7,808,746

Private Placement Participation Agreements – 2.4%
434,928	Basepoint Merchant Lending Trust, Series SPL-II	9.50	05/31/15	434,928
998,580	Basepoint Real Estate Finance, LLC	10.00	06/22/14	998,580

Total Private Placement Participation Agreements (Cost $1,433,508)	1,433,508

U.S. Government & Agency Obligations (e) - 40.2%
Interest Only Bonds - 0.3%
10,935	U.S. Small Business Administration, Series 2004-P10A 1	4.50	02/01/14	11,026
163,891	U.S. Small Business Administration, Series 2009-P10A 1	4.73	02/10/19	174,260
				185,286

Mortgage Securities - 31.8%
32,695	FHLMC, Series 129, Class H (c)	8.85	03/15/21	33,921
37,764	FHLMC, Series 3823, Class GA	3.50	01/15/26	39,517
723,029	FHLMC, Series 3823, Class PA	4.50	05/15/40	739,801
57,293	FHLMC, Series 3834, Class GA	3.50	03/15/26	59,946
197,387	FHLMC, Series 3845, Class NA	3.25	04/15/25	203,863
1,321,859	FHLMC, Series 4012, Class JB	2.25	12/15/40	1,329,859
657,155	FHLMC, Series 4024, Class KP	2.00	03/15/42	659,390
410,808	FHLMC, Series 4135, Class BQ	2.00	11/15/42	387,159
120,771	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	121,226
198,398	FNMA, Series 2010-137, Class MC	3.00	10/25/38	202,348
47,212	FNMA, Series 2010-34, Class JD	3.00	09/25/37	47,915
36,173	FNMA, Series 2012-113, Class PB	2.00	10/25/40	35,221
78,965	FNMA, Series 2012-8, Class LP	2.50	08/25/21	79,177
423,877	FNMA, Series 2012-80, Class HD	3.00	01/25/42	424,144
637,728	FNMA, Series 2013-14, Class PB	1.00	03/25/43	624,539
459,305	GNMA II Pool #MA0456	3.50	10/20/42	458,983
436,999	GNMA II Pool #MA0528	3.50	11/20/42	436,692
4,930	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	4,960
341	GNMA, Series 2004-12, Class BA	4.81	08/16/32	341
59,746	GNMA, Series 2008-55, Class WT (b)	5.59	06/20/37	66,564
15,507	GNMA, Series 2009-105, Class A	3.46	12/16/50	15,574
31,514	GNMA, Series 2009-71, Class A	3.30	04/16/38	31,746
68,014	GNMA, Series 2009-75, Class LC	4.00	10/20/38	71,830
40,852	GNMA, Series 2010-14, Class QP	6.00	12/20/39	44,684
296,963	GNMA, Series 2010-141, Class A	1.86	08/16/31	298,168
372,612	GNMA, Series 2010-144, Class DK	3.50	09/16/39	386,682
241,941	GNMA, Series 2011-110, Class A	2.24	03/16/33	244,092
435,000	GNMA, Series 2011-86, Class B	3.00	02/16/41	444,225
313,204	GNMA, Series 2011-96, Class AB	2.16	11/16/36	315,265
1,258,324	GNMA, Series 2012-123, Class A	1.04	07/16/46	1,182,985
787,456	GNMA, Series 2012-143, Class XC	1.25	12/16/27	764,195
766,067	GNMA, Series 2013-105, Class A	1.71	02/16/37	762,626
1,804,094	GNMA, Series 2013-12, Class AB	1.83	11/16/52	1,744,172
1,286,100	GNMA, Series 2013-15, Class AC	1.84	08/16/51	1,231,655
424,704	GNMA, Series 2013-37, Class ED	4.50	05/20/39	429,420
515,003	GNMA, Series 2013-46, Class AB	1.72	08/16/42	508,845
515,713	GNMA, Series 2013-46, Class AC (b)	1.88	03/16/46	487,841
702,645	GNMA, Series 2013-57, Class A	1.35	06/16/37	693,629
1,167,733	GNMA, Series 2013-59, Class A	1.75	07/16/45	1,143,609
805,304	GNMA, Series 2013-68, Class AC	1.30	02/16/46	787,382
1,169,195	GNMA, Series 2013-72, Class AC	1.88	05/16/46	1,143,377
247,026	Small Business Administration Participation Certificates, Series 2009-10E 1	3.08	09/01/19	256,181
476	Small Business Administration Participation Certificates, Series 2012-10E 1	0.98	09/01/22	459
				18,944,208

Principal	Security Description	Rate	Maturity	Value

U.S. Treasury Securities - 8.1%
$500,000	U.S. Treasury Note	0.75%	12/15/13	$500,976
400,000	U.S. Treasury Note	1.50	12/31/13	401,875
2,500,000	U.S. Treasury Note	0.13	12/31/13	2,500,585
500,000	U.S. Treasury Note	2.63	07/31/14	511,230
500,000	U.S. Treasury Note	0.50	10/15/14	501,826
375,000	U.S. Treasury Note	0.38	11/15/14	375,821
				4,792,313

Total U.S. Government & Agency Obligations (Cost $24,240,662)	23,921,807

Short-Term Investments - 8.3%
Repurchase Agreements - 8.3%
1,970,000	RBC Capital Markets Corp.	0.00	09/03/13	1,970,000
2,970,000	RBC Capital Markets Corp.	0.00	09/03/13	2,970,000
Total Repurchase Agreements (Cost $4,940,000)	4,940,000

Total Short-Term Investments (Cost $4,940,000)	4,940,000

Total Investments - 106.0% (Cost $63,354,850)*	$63,038,066

Other Assets & Liabilities, Net – (6.0)%	(3,565,226)
Net Assets – 100.0%	$59,472,840

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of August 31, 2013.
(b)	Variable rate security. Rate presented is as of August 31, 2013.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,248,850 or 3.8% of net assets.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $5,710,513 or 9.6% of net assets.
(e)
The Fund purchased repurchase agreements on August 26, 2013, and received U.S. Treasury Bills as collateral.  As of August 31, 2013, the Fund had sold this collateral and with the proceeds purchased a portion of the U.S. Treasury and Obligation securities that are currently held in the portfolio.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$568,872
Gross Unrealized Depreciation	(885,656)
Net Unrealized Depreciation	$(316,784)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMPER SHORT DURATION FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Asset Backed Obligations	$-	$24,148,399	$781,421	$24,929,820
Corporate Non-Convertible Bonds	-	4,185	1,433,508	1,437,693
Municipal Bonds	-	7,808,746	-	7,808,746
U.S. Government & Agency Obligations	-	23,887,886	33,921	23,921,807
Short-Term Investments	-	4,940,000	-	4,940,000
Total Assets	$-	$60,789,216	$2,248,850	$63,038,066

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	U.S. Government & Agency Obligations	Asset Backed Obligations	Private Placement Participation Agreements

Balance as of 11/30/12	$40,149	$-	$-
Accrued Accretion / (Amortization)	(42)	774	-
Realized Gain / (Loss)	-	-	(75)
Change in Unrealized Appreciation / (Depreciation)	42	(774)	-
Purchases	-	781,421	1,442,067
Sales	-	-	(8,484)
Paydowns/Calls	(6,228)	-	-
Transfers In / (Out)	-	-	-
Balance as of 08/31/13	$33,921	$781,421	$1,433,508
Net change in unrealized appreciation / (depreciation) from investments held as of 08/31/13	$42	$(774)	$-

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2 for the period ended August 31, 2013.

Significant unobservable valuation inputs for material Level 3 investments as of August 31, 2013, are as follows:

Investments in Securities	Fair Value at 08/31/13	Valuation Technique(s)	Unobservable Input	Input Values
P Private Placement Participation Agreement	$998,580	Valued at par	Fixed loan participation valued at par based on deal cash flows relative to initial projections average life and liquidity features.
New issue settled 8/2/13.  At the time of purchase, the loan participation’s projected yield to maturity was 9.5%, which was approximately 5% higher than the current yield of the Barclays Capital High Yield Loan Index.  The liquidity of the loan participation is materially lower than the Index consitituent liquidity, however, that is partially offset by the approximate 1.2 year average life.  A yield spread of 5% was appropriate at the time of purchase and remains appropriate.  Since purchase, cash flows have been expected with no asset quality deterioration.  As of 8/31, the Index current yield remains approximately 4.4% (same level as time of purchase), and a price of par results in the same yield spread.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           October 29, 2013

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           October 29, 2013